Reserves for Losses and Loss Adjustment Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Insurance [Abstract]
Schedule of Liability for Unpaid Claims and Claims Adjustment Expense
The following table presents a reconciliation of reserves for losses and loss adjustment expenses for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
Reserves for losses and loss adjustment expenses, beginning of year	$2,045.2	$1,386.5	$818.0
Reinsurance recoverable on reserves for losses and loss adjustment expenses	(976.1)	(795.2)	(382.2)
Net reserves for losses and loss adjustment expenses, beginning of year	1,069.1	591.3	435.8
Net losses and loss adjustment expenses incurred in respect of losses occurring in:
Current year	761.7	852.3	706.4
Prior years	(62.9)	(22.1)	(9.6)
Total incurred	698.8	830.2	696.8
Net losses and loss adjustment expenses paid in respect of losses occurring in:
Current year	(110.1)	(82.5)	(216.7)
Prior years	(329.4)	(242.2)	(311.9)
Total paid	(439.5)	(324.7)	(528.6)
Foreign exchange	11.9	(27.7)	(12.7)
Net reserves for losses and loss adjustment expenses, end of year	1,340.3	1,069.1	591.3
Reinsurance recoverable on reserves for losses and loss adjustment expenses	1,108.6	976.1	795.2
Reserves for losses and loss adjustment expenses, end of year	$2,448.9	$2,045.2	$1,386.5
The table below reconciles the loss development information to the Group’s reserves for losses and loss adjustment expenses at December 31, 2023 and 2022:

	2023	2022
Reserves for losses and loss adjustment expenses, net of reinsurance
Specialty	$887.5	$582.8
Bespoke	184.0	90.8
Reinsurance	244.4	375.1
Total reserves for losses and loss adjustment expenses, net of reinsurance	1,315.9	1,048.7
Reinsurance recoverable on reserves for losses and loss adjustment expenses
Specialty	$469.0	278.5
Bespoke	106.5	65.3
Reinsurance	533.1	632.3
Total reinsurance recoverable on reserves for losses and loss adjustment expenses	1,108.6	976.1
Unallocated loss adjustment expenses	24.4	20.4
Total gross reserves for losses and loss adjustment expenses	$2,448.9	$2,045.2

Short-Duration Insurance Contracts, Claims Development
Specialty

Incurred losses and loss adjustment expenses – net of reinsurance
Accident Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	Total of IBNR plus expected development on reported losses
	<----------------------------------------------------------- Unaudited ----------------------------------------------------------->
2015	2.2	1.1	0.2	—	—	—	—	—	—	—
2016		10.1	4.2	3.5	3.4	2.2	2.4	1.9	1.9	0.2
2017			9.1	5.6	2.4	2.0	2.0	1.8	2.0	—
2018				10.1	13.6	11.2	11.5	13.0	13.4	0.1
2019					28.7	24.1	29.9	41.1	50.0	8.1
2020						72.5	49.0	46.9	47.7	2.1
2021							219.4	196.9	214.6	6.2
2022								514.7	527.0	165.9
2023									542.8	280.0
Total									1,399.4	462.6

Cumulative paid losses and loss adjustment expenses, net of reinsurance
Accident Year	2015	2016	2017	2018	2019	2020	2021	2022	2023
	<-------------------------------------------------------- Unaudited ------------------------------------------------->
2015	—	—	—	—	—	—	—	—	—
2016		—	0.1	1.6	1.7	1.8	1.8	1.7	1.7
2017			—	0.4	0.6	1.5	2.0	1.6	1.7
2018				—	3.0	9.6	10.0	10.3	11.2
2019					5.2	17.0	13.4	23.8	32.5
2020						7.6	29.4	32.8	37.2
2021							32.7	102.0	151.5
2022								54.4	194.2
2023									73.4
Total									503.4
Reserve FX									(8.5)
ULAE									13.6
Liabilities for losses and loss adjustment expenses, net of reinsurance									901.1
Bespoke

Incurred losses and loss adjustment expenses – net of reinsurance
Accident Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	Total of IBNR plus expected development on reported losses(1)
	<----------------------------------------------------------- Unaudited ----------------------------------------------------------->
2015	0.4	0.4	0.2	—	0.1	—	—	—	—	—
2016		9.1	6.1	6.2	4.8	3.9	2.4	2.2	2.2	0.2
2017			17.8	10.8	11.3	10.9	9.4	7.9	7.5	0.6
2018				34.5	23.4	20.0	18.4	17.9	16.1	(7.3)
2019					38.9	26.6	28.9	21.2	24.1	3.3
2020						86.1	71.8	79.0	74.1	(69.4)
2021							83.9	57.8	47.3	18.1
2022								152.7	132.7	103.0
2023									126.7	106.3
Total									430.7	154.8

Cumulative paid losses and loss adjustment expenses, net of reinsurance
Accident Year	2015	2016	2017	2018	2019	2020	2021	2022	2023
	<-------------------------------------------------------- Unaudited ------------------------------------------------->
2015	—	—	—	—	—	—	—	—	—
2016		—	1.2	2.3	2.4	2.5	2.1	2.1	2.1
2017			1.6	2.1	3.6	4.7	5.7	5.7	5.5
2018				0.3	2.5	2.9	11.0	13.0	21.8
2019					1.9	6.2	11.1	12.8	16.9
2020						18.4	179.6	177.9	125.1
2021							10.4	17.2	26.6
2022								4.1	22.4
2023									14.2
									234.6
Reserve FX									(12.1)
ULAE									3.0
Liabilities for losses and loss adjustment expenses, net of reinsurance									187.0
__________________
(1)The total of IBNR plus expected development on reported losses for the 2020 accident year in the Bespoke segment includes amounts for salvage totaling $76.7 million for which the Group has paid gross losses to the insured and expects to recover amounts paid via the sale of the repossessed property.
Reinsurance

Incurred losses and loss adjustment expenses – net of reinsurance
Accident Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	Total of IBNR plus expected development on reported losses
	<----------------------------------------------------------- Unaudited ----------------------------------------------------------->
2015	8.9	7.2	6.4	2.8	2.8	2.8	2.8	2.8	2.9	—
2016		73.5	60.6	53.5	48.2	44.7	40.7	40.4	32.4	10.0
2017			86.5	58.7	51.6	55.5	59.5	55.2	50.8	9.8
2018				84.7	95.5	87.3	86.0	89.1	73.4	1.8
2019					50.9	58.9	60.2	51.8	43.7	3.0
2020						193.1	226.4	244.2	240.7	26.5
2021							364.7	391.8	389.5	36.3
2022								175.6	149.0	41.2
2023									92.2	58.2
Total									1,074.6	186.8

Cumulative paid losses and loss adjustment expenses, net of reinsurance
Accident Year	2015	2016	2017	2018	2019	2020	2021	2022	2023
	<-------------------------------------------------------- Unaudited ------------------------------------------------->
2015	—	0.4	2.7	2.8	2.8	2.8	2.8	2.8	2.8
2016		2.1	11.9	19.9	21.1	21.4	22.1	22.3	22.4
2017			26.4	45.0	47.1	52.3	52.7	34.7	38.0
2018				24.2	22.9	47.0	59.6	72.8	68.4
2019					3.0	38.6	40.6	39.7	38.2
2020						56.5	140.3	172.8	194.7
2021							164.2	303.3	365.9
2022								22.2	78.6
2023									22.5
									831.5
Reserve FX									1.3
ULAE									7.8
Liabilities for losses and loss adjustment expenses, net of reinsurance									252.2

Short-Duration Insurance Contracts, Schedule of Historical Claims Duration
The following table presents the Group’s historical average annual percentage payout of losses and loss adjustment expenses incurred, net of reinsurance by age at December 31, 2023:

	Year 1	Year 2	Year 3	Year 4	Year 5
	<----------------------------------------- Unaudited ------------------------------------------>
Specialty	12%	29%	17%	14%	14%
Bespoke	12%	28%	33%	21%	NM
Reinsurance	30%	35%	16%	9%	6%